Common Stock and Warrants (Details Narrative) - USD ($)					1 Months Ended				2 Months Ended	3 Months Ended		12 Months Ended
	Nov. 03, 2017	Sep. 07, 2017	Jul. 07, 2017	Jan. 05, 2016	Nov. 21, 2017	Jun. 30, 2017	Nov. 21, 2016	Nov. 15, 2016	Oct. 30, 2017	Nov. 30, 2017	Nov. 30, 2016	Aug. 31, 2017	Aug. 31, 2016	Dec. 28, 2017	Sep. 29, 2017	Jul. 24, 2017	Mar. 02, 2017	Oct. 07, 2015
Common stock, par value										$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized										300,000,000		300,000,000	300,000,000
Common stock, shares issued			13,622							35,900,419		34,329,691	28,500,221
Common stock, shares outstanding										35,900,419		34,329,691	28,500,221
Proceeds from exercise of warrants										$ 2,803,176		$ 991,860	$ 4,367,100
Stock purchase option exercised										(172,500)		(130,000)	(556,667)
Shares reserved for issuance under 2006 Plan										1,700,832		2,072,580
Share issued for 2006 Plan to director				30,000
Share issued for director net				90,000	160,000			120,000
Exercise price of share issued to directors				$ 3.75	$ 4.87			$ 3.28
Common stock, shares issued during period		79,248			40,000			40,000				46,520	282,106
Warrant exercised																	5,215,046
Outstanding warrants																	7,642,631
Proceeds from issuance of common stock			$ 40,000
Common stock option vested			1,500,000
Common stock issued for services, shares			5,282
Common stock issued for services, value			$ 15,000
Cashless exercise options		172,500										130,000	556,667
Proceeds from issuence of units													$ 1,367,100
Number of PPM units exchange for cash													441
Issuance of common stock shares to purchase unit													441,000
Warrant issued under 2013 loan agreement												2,870,739
Convertible debt												$ 3,000,000
Share based compensation (Monthly)			$ 26,000							$ 1,536,973	$ 492,200	$ 648,201	$ 646,263
July 2017 Private Placement [Member]
Self directed shares issued																300,000
Self directed shares issued, per share																$ 2.30
Self directed shares issued, amount																$ 690,000
Exercise price of series S-A stock																$ 2.53
June 2016 Private Placement [Member]
Proceeds from issuence of units													$ 3,000,000
Issuance of common stock shares to purchase unit													937,500
Loan Agreement [Member]
Principal loan converted													$ 548,700
Conversion of units under loan agreement													177
Issuance of common stock shares to purchase unit													177,000
Series O [Member]
Common stock issued upon exercise of Convertible securities									80,000
Proceeds from exercise of warrants									$ 248,000
Exercise price of warrants									$ 3.10
Warrant exercised									80,000
Common stock issued for exchange, shares									80,000
Description of warrant issued date

The Series O and Series P Warrants were issued in connection with the March 2016 Private Placement and the Series Q and Series R Warrants were issued in connection with the June 2016 Private Placement.

Series Q Warrant [Member] | Investor [Member]
Common stock issued upon exercise of Convertible securities		189,940
Warrant exercised		468,750
Common stock issued for exchange, shares		189,940
Series Q Warrant [Member] | Third party [Member]
Common stock issued upon exercise of Convertible securities		189,940
Warrant exercised		468,750
Common stock issued for exchange, shares		189,940
Series R [Member] | Third party [Member] | Subsequent Event [Member]
Common stock, shares issued														285,823
Series I [Member]
Common stock, shares issued												584,634
Commom stock purchase																	921,875
Description of warrant issued date

Warrant was issued on October 7, 2013, in connection with the 2013 Loan Agreement. On December 31, 2015, as consideration for the Investor agreeing to extend the 2013 Note maturity date to December 31, 2017, the Company extended the maturity date of the Series I Warrant from October 6, 2018 to December 31, 2020.

Series J [Member]
Common stock, shares issued												4,293,900
Commom stock purchase																	3,110,378
Description of warrant issued date

Warrant were issued on November 10, 2014 as a condition to the Investor entering into the 2015 Loan Agreement. On December 31, 2015, as consideration for the Investor agreeing to extend the 2013 Note maturity date to December 31, 2017, the Company extended the maturity date of the Series J and K Warrants from November 9, 2019 to December 31, 2020.

Series K [Member]
Common stock, shares issued												4,293,900
Commom stock purchase																	3,110,378
Description of warrant issued date

Warrant were issued on November 10, 2014 as a condition to the Investor entering into the 2015 Loan Agreement. On December 31, 2015, as consideration for the Investor agreeing to extend the 2013 Note maturity date to December 31, 2017, the Company extended the maturity date of the Series J and K Warrants from November 9, 2019 to December 31, 2020.

Series M [Member]
Common stock, shares issued												275,000
Common stock issued upon exercise of Convertible securities						129,000
Exercise price of warrants						$ 2.34						$ 2.34
Commom stock purchase												100,000
Warrant exercised						129,000						129,000
Common stock issued for exchange, shares						129,000
Common stock issued for exchange, values						$ 301,860
Description of warrant issued date												An inducement for the Investor to extend the maturity date of the March 2015 Loan from September 4, 2015 to December 21, 2016. In June 2017, the Investor exercised 129,000 Series M Warrants.
Series M [Member] | Investor [Member]
Commom stock purchase																		275,000
Series L Warrant [Member]
Common stock, shares issued												336,512
Description of warrant issued date												Warrant was issued on March 4, 2015 in connection with the March 2015 Loan. On December 7, 2015, the expiration date of the Series L Warrant was extended from March 4, 2020 to December 7, 2020.
Series N [Member]
Common stock, shares issued												767,000
Description of warrant issued date												the 2015 Second Amended Loan Agreement as an inducement for the Investor to extend the maturity date of the 2013 Note from December 31, 2015 to December 31, 2017.
Series P [Member]
Description of warrant issued date

The Series O and Series P Warrants were issued in connection with the March 2016 Private Placement and the Series Q and Series R Warrants were issued in connection with the June 2016 Private Placement.

September 2017 Private Placement [Member]
Self directed shares issued															821,600
Self directed shares issued, per share															$ 3.11
Self directed shares issued, amount															$ 2,555,176
Exercise price of series S-A stock															$ 3.42
Warrant [Member] | Series M, N and P [Member] | Subsequent Event [Member]
Shares issuable upon conversion of warrants	213,500
Warrant [Member] | Series R [Member] | Subsequent Event [Member]
Shares issuable upon conversion of warrants	468,750
Warrant [Member] | Series M, N, P, R and S-A [Member] | Subsequent Event [Member]
Maturity date	Dec. 31, 2022
Series M [Member]
Commom stock purchase										100,000
Warrant exercised										129,000
Directors and Employees [Member]
Exercise price of share issued to directors					$ 4.87
Common stock, shares issued during period					50,000		50,000
Stock issuance lock-in period, description					75% of the 210,000 issued shares are subject to a one-year lock-up
John Conklin [Member] | Subsequent Event [Member]
Common stock, shares issued		46,097
John Conklin [Member] | Stock Option [Member]
Common stock issued upon exercise of Convertible securities		46,097
Stock purchase option exercised		100,000
Common stock issued for exchange, shares		46,097
Two other employees [Member] | Subsequent Event [Member]
Common stock, shares issued		33,151
Two other employees [Member] | Stock Option [Member]
Common stock issued upon exercise of Convertible securities		33,151
Stock purchase option exercised		72,500
Common stock issued for exchange, shares		33,151